Finance And Other Income	12 Months Ended
Dec. 31, 2024
Finance And Other Income [Abstract]
Finance And Other Income
20.
FINANCE AND OTHER INCOME

The following table summarizes the Company’s finance and other income:

	Years Ended December 31,
	2024	2023	2022
	$	$	$
Interest on loans to Exar Capital	44,043	33,068	17,602
Interest on loans to Minera Exar	2,355	-	-
Interest on cash and cash equivalents and deposits	4,217	19,188	7,115
Other	1,172	643	582
	51,787	52,899	25,299